UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cheviot Value Management Inc.
           -----------------------------------------------------
Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Nancy Marks
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-451-8600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                   Santa Monica, CA                    2/14/2008
---------------                   ----------------                    ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           32
                                         -----------
Form 13F Information Table Value Total:     $116,907
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3M Company                     COM              x             1512   19110 SH       Sole              18335      0   775
Abbott Laboratories            COM              x             1506   26914 SH       Sole              25864      0  1050
Amgen Inc                      COM              x             3490   74986 SH       Sole              71776      0  3210
Arthur J. Gallagher & Co.      COM              ajg           1283   54185 SH       Sole              51785      0  2400
BB&T Corporation               COM              bbt           1881   55500 SH       Sole              53235      0  2265
Berkshire Hathaway-A           COM              084990175     5867      42 SH       Sole                 41      0     1
Berkshire Hathaway-B           COM              084670207    16046    3444 SH       Sole               3319      0   125
Bristol Myers Squibb           COM              x             2791  120353 SH       Sole             115353      0  5000
Buckeye Partners LP            COM              x              618   12350 SH       Sole              12350      0     0
Chevron Corp                   COM              x             3848   47433 SH       Sole              45172      0  2262
Covidien LTD                   COM              x              802   18368 SH       Sole              17558      0   810
Donnelley & Sons               COM              rrd           1655   49110 SH       Sole              46607      0  2502
Exchange Bk Santa Rosa         COM              301227203     1169   10344 SH       Sole               9944      0   400
Exxon Mobil Corporation        COM              x              274    3249 SH       Sole               2721      0   528
Johnson & Johnson              COM              x             4278   67940 SH       Sole              65129      0  2810
Medtronic Inc                  COM              x             4154   86001 SH       Sole              82371      0  3630
Newmont Mining Corp            COM              x            17543  361796 SH       Sole             346136      0 15660
Pan American Silver Corp       COM              x             9859  289123 SH       Sole             276698      0 12425
Pennsylvania Rl Est Tr         COM              709102107     1118   42209 SH       Sole              40934      0  1275
Pfizer Inc                     COM              x             7817  344675 SH       Sole             330482      0 14193
Plum Creek Timber REIT         COM              x             2174   53447 SH       Sole              50943      0  2505
Syneron Medical Ltd.           COM              elos          1953  125009 SH       Sole             119409      0  5600
Sysco Corp                     COM              x             2143   72454 SH       Sole              69459      0  2995
UnitedHealth Group, Inc.       COM              x             2220   45984 SH       Sole              43929      0  2055
Wal Mart Stores Inc            COM              x             6859  136488 SH       Sole             132077      0  4411
Walgreen Co                    COM              x             2955   81540 SH       Sole              77925      0  3615
Walt Disney Holding            COM              x              304    9482 SH       Sole               9482      0     0
Washington Federal             COM              938824109     2077   88528 SH       Sole              86757      0  1771
Washington REIT                COM              939653101     1788   57203 SH       Sole              55478      0  1725
Weingarten Realty Investors    COM              948741103     1131   34259 SH       Sole              33109      0  1150
Windstream Corp                COM              x              447   38278 SH       Sole              36551      0  1727
Zimmer Holdings Inc            COM              x             5345   68195 SH       Sole              65220      0  2975